Segment Information (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Oct. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 sqft Building	Dec. 31, 2010 sqft Building	Dec. 31, 2009 Building sqft
Summary of Segment Information
Number of buildings										184	181	181
Area of land parcel										991,604	1,493,381	12,065,591
Total revenues		$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680
Property operating expense										(41,123)	(31,606)	(29,944)
Real estate taxes and insurance										(16,563)	(12,431)	(12,105)
Total property operating income										113,504	89,726	83,631
Depreciation and amortization expense										(59,997)	(41,217)	(38,556)
General and administrative										(16,027)	(14,523)	(13,219)
Acquisition costs										(5,042)	(7,169)	(1,076)
Change in contingent consideration related to acquisition of property		50							700	(1,487)	710
Impairment of real estate assets	(3,400)										(2,386)
Other expenses, net										(36,057)	(32,727)	(25,456)
Benefit (provision) for income taxes										633	(31)
Loss from discontinued operations		(3,100)	(3,137)	1,878	(2,894)	360	(3,172)	751	(577)	(7,253)	(2,638)	(1,268)
Net (loss) income										(8,752)	(11,675)	4,056
Total assets		1,739,752				1,396,682				1,739,752	1,396,682	1,071,173
Capital expenditures										51,786	24,710	23,128
Segment Information (Textual)
Corporate assets not allocated to any reportable segments		82,766				78,205				82,766	78,205	36,762
Capital expenditure for corporate assets not allocated to any reportable segments		2,786				320				2,786	320	65
Maryland [Member]
Summary of Segment Information
Number of buildings										69	71	76
Area of land parcel										3,960,688	4,052,196	3,784,099
Total revenues										50,241	41,057	39,007
Property operating expense										(12,403)	(9,613)	(9,380)
Real estate taxes and insurance										(4,638)	(3,940)	(3,674)
Total property operating income										33,200	27,504	25,953
Total assets		501,557				491,566				501,557	491,566	411,083
Capital expenditures										16,448	5,765	5,267
Washington D.C. [Member]
Summary of Segment Information
Number of buildings										4	4
Area of land parcel										666,714	359,154
Total revenues										22,433	3,629
Property operating expense										(4,516)	(734)
Real estate taxes and insurance										(2,931)	(438)
Total property operating income										14,986	2,457
Total assets		332,042				152,953				332,042	152,953
Capital expenditures										1,699
Northern Virginia [Member]
Summary of Segment Information
Number of buildings										54	51	51
Area of land parcel										3,664,158	3,409,985	3,016,035
Total revenues										48,396	40,208	38,361
Property operating expense										(11,494)	(9,228)	(8,891)
Real estate taxes and insurance										(4,946)	(3,965)	(4,169)
Total property operating income										31,956	27,015	25,301
Total assets		45,521				335,639				45,521	335,639	305,633
Capital expenditures										21,893	10,046	9,094
Southern Virginia [Member]
Summary of Segment Information
Number of buildings										57	55	54
Area of land parcel										5,649,560	5,359,763	5,265,457
Total revenues										50,120	48,869	48,312
Property operating expense										(12,710)	(12,031)	(11,673)
Real estate taxes and insurance										(4,048)	(4,088)	(4,262)
Total property operating income										33,362	32,750	32,377
Total assets		368,176				338,319				368,176	338,319	317,695
Capital expenditures										$ 8,960	$ 8,579	$ 8,693